Earnings Per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
EARNINGS PER SHARE

13. EARNINGS PER SHARE

The following table sets forth the calculation of basic and diluted earnings per share:

	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2011
	(Dollars in thousands, except share and per share data)
Numerator
Net income...........................................................................................................................	$ 52,476	$ 47,669	$ 1,096
Less: Dividend equivalents paid to vested RSUs and SARs...........................................................	(940)	(884)	(360)

Net income available to common shareholders...........................................................................	$ 51,536	$ 46,785	$ 736

Denominator
Weighted average shares outstanding-Basic...............................................................................	34,129,880	25,792,932	25,843,348
Dilutive common equivalent shares:
RSUs.....................................................................................................................................	102,914	164,998	143,344
SARs.....................................................................................................................................	10,662	3,675	5,370

Weighted average shares outstanding-Diluted.............................................................................	34,243,456	25,961,605	25,992,062

Earnings per share:
Basic.....................................................................................................................................	$ 1.51	$ 1.81	$ 0.03
Diluted...................................................................................................................................	$ 1.50	$ 1.80	$ 0.03

Basic earnings per share are calculated by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share are calculated by dividing net income available to common shareholders by the sum of the weighted average number of common shares outstanding and the potential number of dilutive common shares outstanding during the period, excluding the effect of any anti-dilutive securities.

SARs and RSUs granted by the Company that contain non-forfeitable rights to receive dividend equivalents are deemed participating securities (see Note 9). Net income available to common shareholders is determined by reducing the Company’s net income for the period by dividend equivalents paid on vested RSUs and SARs during the period.